GOODWILL AND INTANGIBLE ASSETS - AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset Amortization	$ 302	$ 325	$ 388